T. ROWE PRICE Integrated Global Equity Fund
September 30, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.7%
Common Stocks 1.7%
Ampol  2,026 44
BlueScope Steel  3,333 41
Brambles  6,741 62
Coles Group  5,896 59
Northern Star Resources  4,981 33
Pilbara Minerals  14,717 40
Qantas Airways (1) 9,692 32
Santos  11,738 59
Suncorp Group  7,160 64
Telstra  18,574 46
Total Australia (Cost
$503
)
480
AUSTRIA 0.2%
Common Stocks 0.2%
voestalpine  1,958 53
Total Austria (Cost
$59
)
53
BRAZIL 0.8%
Common Stocks 0.8%
Banco Bradesco  21,428 54
Petroleo Brasileiro  15,580 117
Suzano  5,812 62
Total Brazil (Cost
$199
)
233
CANADA 3.6%
Common Stocks 3.6%
ARC Resources (2) 6,414 102
Canadian Tire, Class A  542 58
Constellation Software  75 155
Constellation Software, Warrants, 3/31/40 (1)(3) 76 —
Descartes Systems Group (1) 789 58
Fairfax Financial Holdings  106 87
George Weston  366 41
Loblaw  898 76
Parkland  2,541 74
Suncor Energy  3,543 122
TFI International  1,186 152

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Toromont Industries  360 29
West Fraser Timber  1,194 87
Total Canada (Cost
$894
)
1,041
CHILE 0.1%
Common Stocks 0.1%
Banco de Chile  390,719 40
Total Chile (Cost
$39
)
40
CHINA 4.0%
Common Stocks 3.4%
Alibaba Group Holding, ADR (USD) (1) 1,374 119
Bank of China, Class H (HKD)  74,000 26
China Coal Energy, Class H (HKD)  32,000 25
China Construction Bank, Class H (HKD)  125,000 70
China Overseas Property Holdings (HKD)  55,000 62
China Shenhua Energy, Class H (HKD)  14,000 45
COSCO SHIPPING Holdings, Class H (HKD)  26,500 27
Industrial & Commercial Bank of China, Class H (HKD)  134,000 64
JOYY, ADR (USD)  2,318 88
Lenovo Group (HKD)  60,000 62
PDD Holdings, ADR (USD) (1) 831 82
Shandong Weigao Group Medical Polymer, Class H (HKD)  24,800 22
Sunny Optical Technology Group (HKD)  2,800 19
Tencent Holdings (HKD)  3,800 147
Tingyi Cayman Islands Holding (HKD)  18,000 25
Tsingtao Brewery, Class H (HKD)  4,000 33
Vipshop Holdings, ADR (USD) (1) 3,690 59
975
Common Stocks - China A Shares 0.6%
Focus Media Information Technology, A Shares (CNH)  46,300 45
Shanxi Lu'an Environmental Energy Development, A Shares
(CNH)  10,200 27
Sinotrans, A Shares (CNH)  105,100 72
Yifeng Pharmacy Chain, A Shares (CNH)  8,380 40
184
Total China (Cost
$1,201
)
1,159
DENMARK 0.9%
Common Stocks 0.9%
Genmab (1) 157 56

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Novo Nordisk, Class B  2,383 217
Total Denmark (Cost
$201
)
273
EGYPT 0.6%
Common Stocks 0.6%
Commercial International Bank Egypt  34,011 66
Eastern  84,751 66
OCI (EUR)  1,334 37
Total Egypt (Cost
$157
)
169
FRANCE 3.7%
Common Stocks 3.7%
Airbus  601 81
ArcelorMittal  2,035 51
AXA  3,517 104
Capgemini  425 74
Dassault Aviation  345 65
Edenred  791 50
EssilorLuxottica  325 57
Eurazeo  801 48
Eurofins Scientific  1,285 72
Legrand  754 69
Thales  434 61
TotalEnergies  2,957 194
Verallia  1,967 77
Vinci  729 81
Total France (Cost
$992
)
1,084
GERMANY 2.1%
Common Stocks 1.8%
Deutsche Post  2,112 86
Deutsche Telekom  4,228 89
Fresenius  1,907 59
Munich Re  299 116
Siemens  1,182 169
519
Preferred Stocks 0.3%
Volkswagen  665 76
76
Total Germany (Cost
$599
)
595

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
GREECE 0.2%
Common Stocks 0.2%
Eurobank Ergasias Services & Holdings (1) 43,600 67
Total Greece (Cost
$42
)
67
HONG KONG 0.2%
Common Stocks 0.2%
HKT Trust & HKT  47,000 49
Total Hong Kong (Cost
$61
)
49
INDIA 1.2%
Common Stocks 1.2%
HDFC Bank, ADR (USD)  781 46
Infosys  2,450 42
NTPC  23,977 71
Power Grid Corp. of India  35,545 86
Torrent Pharmaceuticals  3,150 73
Vedanta  6,435 17
Total India (Cost
$296
)
335
INDONESIA 0.4%
Common Stocks 0.4%
Astra International  180,200 72
Sumber Alfaria Trijaya  242,500 47
Total Indonesia (Cost
$116
)
119
ISRAEL 0.2%
Common Stocks 0.2%
Mizrahi Tefahot Bank  1,793 65
Total Israel (Cost
$49
)
65
ITALY 1.3%
Common Stocks 1.3%
Enel  13,798 85
Intesa Sanpaolo  21,526 55
Stellantis  4,964 95

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Terna - Rete Elettrica Nazionale  7,394 56
UniCredit  3,748 89
Total Italy (Cost
$350
)
380
JAPAN 5.4%
Common Stocks 5.4%
AGC  1,000 35
Asahi Group Holdings  1,300 49
Asics  2,500 87
Astellas Pharma  5,400 75
Fast Retailing  400 87
Inpex  5,200 78
MatsukiyoCocokara  2,300 41
Mitsubishi  2,000 95
Mitsui Fudosan  3,800 84
Mizuho Financial Group  2,900 49
Nippon Steel (2) 3,900 91
Nippon Telegraph & Telephone  81,100 96
Nomura Research Institute  2,200 57
Panasonic Holdings  4,900 55
Recruit Holdings  2,000 61
Ryohin Keikaku  5,000 65
Seven & i Holdings  1,300 51
Sony Group  900 74
SUMCO  2,800 36
Sumitomo  3,100 62
Sumitomo Mitsui Financial Group  1,200 59
Suntory Beverage & Food  1,200 37
Takeda Pharmaceutical  1,500 46
Tokyo Electron  600 82
Total Japan (Cost
$1,419
)
1,552
MEXICO 0.4%
Common Stocks 0.4%
Grupo Mexico, Series B  16,763 79
Orbia Advance  16,448 34
Total Mexico (Cost
$106
)
113
NETHERLANDS 1.6%
Common Stocks 1.6%
Adyen (1) 41 31

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
ASML Holding (USD)  362 213
BE Semiconductor Industries  524 51
Coca-Cola European Partners (USD)  986 62
Koninklijke Ahold Delhaize  2,157 65
Koninklijke KPN  14,663 48
Total Netherlands (Cost
$465
)
470
PHILIPPINES 0.5%
Common Stocks 0.5%
Bank of the Philippine Islands  24,034 48
BDO Unibank  34,942 87
Total Philippines (Cost
$111
)
135
PORTUGAL 0.5%
Common Stocks 0.5%
Galp Energia  6,682 99
Jeronimo Martins  2,483 56
Total Portugal (Cost
$135
)
155
SOUTH AFRICA 0.6%
Common Stocks 0.6%
Exxaro Resources  2,138 19
Kumba Iron Ore  1,316 32
Mr Price Group  4,795 35
MTN Group  4,524 27
Woolworths Holdings  19,534 70
Total South Africa (Cost
$227
)
183
SOUTH KOREA 1.4%
Common Stocks 1.4%
Hyundai Mobis  337 60
Kia  1,041 63
LG Innotek  233 42
Samsung Electronics  3,500 177
Samsung Fire & Marine Insurance  401 77
Total South Korea (Cost
$412
)
419

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.8%
Common Stocks 0.8%
Amadeus IT Group  1,716 104
Banco Santander  21,703 83
Industria de Diseno Textil  1,247 46
Total Spain (Cost
$221
)
233
SWEDEN 0.5%
Common Stocks 0.5%
Assa Abloy, Class B  1,894 41
Swedbank, Class A  5,058 93
Total Sweden (Cost
$121
)
134
SWITZERLAND 0.1%
Common Stocks 0.1%
Partners Group Holding  30 34
Total Switzerland (Cost
$33
)
34
TAIWAN 1.5%
Common Stocks 1.5%
Chailease Holding  20,763 116
Evergreen Marine Corp. Taiwan  5,200 19
Realtek Semiconductor  4,000 49
Taiwan Semiconductor Manufacturing  15,000 245
Total Taiwan (Cost
$296
)
429
THAILAND 0.2%
Common Stocks 0.2%
Bangkok Dusit Medical Services, Class F  46,000 34
Land & Houses  113,600 24
Total Thailand (Cost
$65
)
58
TURKEY 0.4%
Common Stocks 0.4%
BIM Birlesik Magazalar  11,198 112
Total Turkey (Cost
$67
)
112

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 3.8%
Common Stocks 3.8%
3i Group  2,377 60
Auto Trader Group  11,917 90
Barclays  46,817 90
Compass Group  2,235 54
CRH  1,130 62
HSBC Holdings  18,932 148
Imperial Brands  2,443 50
Informa  8,126 74
InterContinental Hotels Group  1,263 93
Next  1,020 91
Rolls-Royce Holdings (1) 46,708 125
Tesco  14,838 48
Unilever  2,214 110
Total United Kingdom (Cost
$1,008
)
1,095
UNITED STATES 60.9%
Common Stocks 60.9%
Abbott Laboratories  1,584 153
AbbVie  1,624 242
Accenture, Class A  653 201
Adobe (1) 475 242
Agilent Technologies  1,020 114
Alphabet, Class A (1) 6,291 823
Amazon.com (1) 2,886 367
American International Group (2) 2,202 133
Ameriprise Financial  242 80
AMETEK  381 56
Apple  6,650 1,139
Arch Capital Group (1)(2) 1,120 89
Autodesk (1) 508 105
AutoZone (1) 64 163
AvalonBay Communities, REIT  219 38
Baker Hughes  4,995 176
Bank of New York Mellon  1,380 59
Bath & Body Works  2,147 73
Baxter International  1,254 47
Becton Dickinson & Company  435 112
Best Buy (2) 447 31
Booking Holdings (1) 57 176
Broadcom  112 93

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Cadence Design Systems (1) 692 162
Carrier Global  2,424 134
Cencora (2) 401 72
Centene (1) 738 51
CF Industries Holdings  932 80
Charles Schwab  1,888 104
Chubb  456 95
Cigna Group  522 149
Citigroup  2,538 104
Coca-Cola  3,092 173
Cognizant Technology Solutions, Class A  1,165 79
CSX  5,369 165
Cummins  416 95
Darling Ingredients (1) 608 32
Discover Financial Services  496 43
DocuSign (1) 1,532 64
Elevance Health  256 111
Eli Lilly  647 348
Equitable Holdings  4,475 127
Equity LifeStyle Properties, REIT (2) 1,056 67
Evergy  1,265 64
Fair Isaac (1)(2) 198 172
FedEx  383 101
Ferguson (GBP)  253 42
Fifth Third Bancorp  3,706 94
FirstEnergy  1,463 50
Fiserv (1) 1,111 126
FleetCor Technologies (1)(2) 636 162
Gaming & Leisure Properties, REIT (2) 1,150 52
General Dynamics  566 125
General Electric  1,360 150
Gilead Sciences  1,330 100
Global Payments  1,033 119
GoDaddy, Class A (1) 1,265 94
Hartford Financial Services Group  1,708 121
Hilton Worldwide Holdings  584 88
Hologic (1)(2) 1,653 115
Home Depot  632 191
Honeywell International  665 123
Humana (2) 248 121
International Paper  1,164 41
Intuit  348 178
IQVIA Holdings (1) 255 50
Iron Mountain, REIT  1,568 93
JPMorgan Chase  571 83
Keurig Dr Pepper  2,423 76

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Kimberly-Clark  482 58
KLA (2) 277 127
L3Harris Technologies  608 106
Leidos Holdings  521 48
LKQ  1,662 82
LPL Financial Holdings  258 61
Marathon Petroleum  1,116 169
Marsh & McLennan  508 97
Mastercard, Class A (2) 655 259
McKesson  182 79
Medtronic  1,359 106
Merck  841 87
Meta Platforms, Class A (1) 706 212
MetLife  563 35
MGM Resorts International  1,976 73
Microsoft (2) 3,113 983
Molina Healthcare (1) 182 60
Mondelez International, Class A  1,659 115
Morgan Stanley  1,745 143
News, Class A (2) 4,138 83
Norfolk Southern  315 62
Nucor (2) 387 61
NVIDIA  772 336
NVR (1) 24 143
O'Reilly Automotive (1) 157 143
Otis Worldwide  1,378 111
Packaging Corp. of America  426 65
Parker-Hannifin  344 134
PepsiCo  786 133
PG&E (1) 7,600 123
Philip Morris International  2,044 189
Procter & Gamble  1,810 264
Public Storage, REIT  221 58
QUALCOMM  1,275 142
Reliance Steel & Aluminum  344 90
ResMed  363 54
Roper Technologies  139 67
Ross Stores  622 70
Salesforce (1) 842 171
Skyworks Solutions  680 67
Southern  898 58
SS&C Technologies Holdings  1,591 84
Stanley Black & Decker  732 61
Synopsys (1) 528 242
T-Mobile U.S. (1) 602 84
Targa Resources  1,287 110

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Tesla (1)(2) 314 79
Textron  2,035 159
Thermo Fisher Scientific (2) 339 172
UnitedHealth Group  295 149
Valero Energy  421 60
Ventas, REIT  627 26
VeriSign (1) 593 120
Viatris  8,192 81
Visa, Class A (2) 1,172 270
Walmart  467 75
Wells Fargo  4,744 194
Westrock (2) 2,895 104
Weyerhaeuser, REIT  4,181 128
Zimmer Biomet Holdings  648 73
Zoetis  830 144
Total United States (Cost
$13,133
)
17,637
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 1,444 1
Total Short-Term Investments (Cost $1) 1
SECURITIES LENDING COLLATERAL 7.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 7.7%
Money Market Funds 7.7%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 2,234,729 2,235
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,235
Total Securities Lending Collateral (Cost $2,235) 2,235
Total Investments in Securities 107.5%
(Cost $25,813) $ 31,137
Other Assets Less Liabilities (7.5)% (2,160)
Net Assets 100.0% $ 28,977
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Integrated Global Equity Fund

.
.
.
.
.
.
.
.
.
.
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 7++
Totals $ —# $ — $ 7+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 271  ¤  ¤ $ 2,236
Total $ 2,236^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,236.

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Notes to Portfolio of Investments
14
T. Rowe Price Integrated Global Equity Fund  (the fund) , formerly the T. Rowe Price
QM Global Equity Fund,  is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated Global Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Integrated Global Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 18,264 $ 10,561 $ — $ 28,825
Preferred Stocks — 76 — 76
Short-Term Investments 1 — — 1
Securities Lending Collateral 2,235 — — 2,235
Total $ 20,500 $ 10,637 $ — $ 31,137

T. ROWE PRICE Integrated Global Equity Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F203-054Q3 09/23